STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)											3 Months Ended		12 Months Ended
	Mar. 14, 2024	Feb. 28, 2024	Feb. 12, 2024	Jan. 25, 2024	Jan. 08, 2024	Jul. 28, 2021	Jul. 13, 2021	Aug. 28, 2020	Jul. 10, 2020	Jul. 07, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 05, 2023	Jul. 27, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock											$ 350,555	$ 526,393	$ 1,828,263	$ 1,141,514
Stock issuance cost											$ 12,384	$ 19,110	$ 58,230	$ 35,822
Common stock shares authorized											6,990,000,000		6,990,000,000	6,990,000,000	6,990,000,000
Common stock, par value											$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued											5,821,817,128		5,481,513,400	4,771,275,349
Common stock, shares outstanding											5,821,817,128		5,481,513,400	4,771,275,349
Preferred stock, shares authorized											10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001
Warrant term											15 years		15 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise											162		162
Warrant exercise, description											During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date.		During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date.
Remaining Warrant Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Lock up of warrants											3,074		3,074
Lock up period of warrants											36 months		36 months
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued														5,000,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											50,000		50,000	50,000
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued											2,500		2,500	2,500
Preferred stock shares outstanding											2,500		2,500	2,500
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											4,570		4,570	4,570
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued											1,334		1,334	1,334
Preferred stock shares outstanding											1,334		1,334	1,334
Purchase of warrants											3,236		3,236	3,236
Series D Preferred Stock [Member] | Mr Conway [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares								1,333
Series D Preferred Stock [Member] | Chis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of purchased shares							18,667
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											3,000		3,000	3,000
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued											0		0	0
Preferred stock shares outstanding											0		0	0
Financing And Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares											193,786,035		587,432,649
Amendment Certificates Of Designation [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										50,000
Preferred stock, voting rights										The holders of Series C Preferred Stock have no conversion rights and no dividend rights. For so long as any shares of the Series C Preferred Stock remain issued and outstanding, the Holder thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to sixty-seven (67%) percent of the total vote.
Securities Purchase Agreement [Member] | Series D Preferred Stock [Member] | P C T I [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares									18,667
Series D Amendment [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																4,570
Preferred stock, convertible, conversion price																$ 1.5
Series DSPA [Member] | Series D Preferred Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of preferred stock and preference stock						$ 13,200,000
Purchase of warrants						3,236
Certificates of Designation [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										3,000
Preferred stock, redemption amount										$ 1,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares											340,303,728	107,756,783	710,238,051	148,912,372
Issuance of common stock											$ 350,555	$ 526,393	$ 1,828,263	$ 1,141,514
Stock issuance cost											$ 12,384	$ 19,110	$ 58,230	$ 35,822
Sold shares during transaction											146,517,693
Number of shares issued														5,000,000
Common Stock [Member] | Financing And Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock	$ 60,152	$ 57,422	$ 60,864	$ 66,350	$ 105,767						$ 172,117
Sold shares during transaction	70,938,750	62,124,323	60,722,962	61,383,661	85,134,032
Sold shares during transaction per share	$ 0.00088	$ 0.00096	$ 0.00104	$ 0.00112	$ 0.00128
Broker fees	$ 2,274	$ 2,218	$ 2,288	$ 2,400	$ 3,204